Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 309,000
Deferred
State
Current		800
Deferred
Change in valuation allowance
Income tax provision expense	$ 309,000	$ 800